Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2018
Related Party Transactions
Share based compensation and compensation under options for our officers and directors
	Three months		Nine months
	ended September 30,		ended September 30,
Description	2018	2017	2018	2017
Salaries	$-	$-	$-	$-
Short-term employee benefits	471	470	1,433	1,411
Stock-based compensation	1,142,876	2,305,873	3,063,645	5,152,621

Total	$1,143,347	$2,306,343	$3,065,078	5,154,032